Segments	12 Months Ended
Jan. 31, 2016
Segment Reporting Information, Profit (Loss) [Abstract]
Segments
Segments
The Company is engaged in the operation of retail, wholesale and other units located in the U.S., Africa, Argentina, Brazil, Canada, Central America, Chile, China, India, Japan, Mexico and the United Kingdom. The Company's operations are conducted in three business segments: Walmart U.S., Walmart International and Sam's Club. The Company defines its segments as those operations whose results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenues for each of these individual products and services.
The Walmart U.S. segment includes the Company's mass merchant concept in the U.S. operating under the "Walmart" or "Wal-Mart" brands, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the U.S., including various retail websites. The Sam's Club segment includes the warehouse membership clubs in the U.S., as well as samsclub.com. Corporate and support consists of corporate overhead and other items not allocated to any of the Company's segments.
The Company measures the results of its segments using, among other measures, each segment's net sales and operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation.
Information for the Company's segments, as well as for Corporate and support, including the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and support	Consolidated
Fiscal Year Ended January 31, 2016
Net sales	$298,378	$123,408	$56,828	$—	$478,614
Operating income (loss)	19,087	5,346	1,820	(2,148)	24,105
Interest expense, net					(2,467)
Income from continuing operations before income taxes					$21,638
Total assets	$103,109	$73,720	$13,998	$8,754	$199,581
Depreciation and amortization	2,800	2,549	472	3,633	9,454
Capital expenditures	6,728	2,930	695	1,124	11,477

Fiscal Year Ended January 31, 2015
Net sales	$288,049	$136,160	$58,020	$—	$482,229
Operating income (loss)	21,336	6,171	1,976	(2,336)	27,147
Interest expense, net					(2,348)
Income from continuing operations before income taxes					$24,799
Total assets	$101,381	$80,505	$13,995	$7,609	$203,490
Depreciation and amortization	2,665	2,665	473	3,370	9,173
Capital expenditures	6,286	3,936	753	1,199	12,174

Fiscal Year Ended January 31, 2014
Net sales	$279,406	$136,513	$57,157	$—	$473,076
Operating income (loss)	21,787	5,153	1,843	(1,911)	26,872
Interest expense, net					(2,216)
Income from continuing operations before income taxes					$24,656
Total assets	$98,745	$85,370	$14,053	$6,373	$204,541
Depreciation and amortization	2,640	2,658	437	3,135	8,870
Capital expenditures	6,378	4,463	1,071	1,203	13,115

Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2016, 2015 and 2014, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Total revenues
U.S. operations	$357,559	$348,227	$338,681
Non-U.S. operations	124,571	137,424	137,613
Total revenues	$482,130	$485,651	$476,294

Long-lived assets
U.S. operations	$82,475	$80,879	$79,644
Non-U.S. operations	34,041	35,776	38,263
Total long-lived assets	$116,516	$116,655	$117,907

No individual country outside of the U.S. had total revenues or long-lived assets that were material to the consolidated totals. Additionally, the Company did not generate material total revenues from any single customer.